Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Summary of guarantees, acceptances and credit commitments

(a)	Guarantees, acceptances and credit commitments as of December 31, 2020 and 2021 are as follows:

	2020		2021
Guarantees and purchase agreements:
Outstanding guarantees	~~W~~	10,249,827	10,540,968
Contingent guarantees		3,433,953	4,670,771
ABS and ABCP purchase agreements		1,604,958	1,525,768

		15,288,738	16,737,507

Commitments to extend credit:
Loan commitments in won		80,598,639	81,707,963
Loan commitments in foreign currency		19,319,903	19,807,686
Other agreements (*)		87,718,227	92,338,217

		187,636,769	193,853,866

Endorsed bills:
Secured endorsed bills		1,650	8,199
Unsecured endorsed bills		7,324,559	7,683,165

		7,326,209	7,691,364

	~~W~~	210,251,716	218,282,737

(*)
Unused credit commitments provided to the card customers are included, the amounts are
~~W~~
 82,991,589 million for the year ended December 31, 2020 and
~~W~~
86,979,545 million for the year ended December 31, 2021.

Summary of pending litigations

(b)	Pending litigations
The Group’s pending lawsuits as a defendant as of December 31, 2021 are as follows:

Case	Number of claim	Claim amount		Description	Status
Return of unjust earning	1	~~W~~	33,096	The Plaintiff believes that the group of lenders including the Group unfairly sold two oil drilling vessels that are the core assets for borrowers and it caused losses to other bankrupt creditors of the borrower. Therefore, the Plaintiff filed a lawsuit for damages.	The first order is ongoing as of December 31, 2021.

Request for return of trust and etc.	1		10,997	Claims for payment of principal of trust and trust profits upon termination of a specific trust.	It was filed on December 13, 2021

Loans lawsuit	1		10,654	Loans lawsuit	The Group won the first order and second order is ongoing as of December 31, 2021.

Return of down payment for Ulsan Innovative City	1	12,045	The Plaintiffs, the distributors, had received the properties from the Group in accordance with the Act of Industrial Integration, but Ulsan City refused to approve the move-in
under the Act of Innovative City, claiming that if the Act of Innovative City is applied, they will suffer from significant losses in future re-transfer.
					The Group won the first order and second order is ongoing as of December 31, 2021.

Others(*)	583		337,417	It includes various cases, such as compensation for loss claim.

	587	~~W~~	404,209

(*)	In January 2022, two lawsuits were filed, claiming damages (lawsuit value of ~~W~~ 101,183 million) for joint and several liabilities.